EQUITY METHOD INVESTMENT 10K (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Ownership interest sold (in hundredths)	50.00%
Sales proceeds from membership interest	$ 1.2
Period considered for purchase of capital stock in case of decline of right	2 months
Exercise price for option as percentage of capital investment (in hundredths)	25.00%
Option period one percentage [Member]
Schedule of Equity Method Investments [Line Items]
Percentage right to purchase capital stock (in hundredths)	45.00%
Percentage of capital stock to be purchased in case of decline of right (in hundredths)	45.00%
Option period two percentage [Member]
Schedule of Equity Method Investments [Line Items]
Percentage right to purchase capital stock (in hundredths)	25.00%
Percentage of capital stock to be purchased in case of decline of right (in hundredths)	25.00%